Note 7 - Intangibles - Schedule of Intangibles (Details) - CAD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2016
Statement Line Items [Line Items]
Balance
Software and web development [member]
Statement Line Items [Line Items]
Balance
Content platform [member]
Statement Line Items [Line Items]
Balance
Content development [member]
Statement Line Items [Line Items]
Balance
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	13,190,219	$ 14,930,220	13,190,219	$ 13,190,219
Additions		1,740,001
Impairment	(1,740,001)
Gross carrying amount [member] | Software and web development [member]
Statement Line Items [Line Items]
Balance	9,239,087	9,829,629	9,239,088	9,239,087
Additions		590,542
Impairment	(590,542)
Gross carrying amount [member] | Content platform [member]
Statement Line Items [Line Items]
Balance	1,477,112	1,477,112	1,477,112	1,477,112
Additions
Impairment
Gross carrying amount [member] | Content development [member]
Statement Line Items [Line Items]
Balance	2,474,020	3,623,479	2,474,020	2,474,020
Additions		1,149,459
Impairment	(1,149,459)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	13,190,219	11,162,877	13,190,219	10,190,210
Impairment	1,948,081
Charge for the period	79,261	972,667
Accumulated depreciation, amortisation and impairment [member] | Software and web development [member]
Statement Line Items [Line Items]
Balance	9,239,088	8,752,261	9,239,088	8,229,946
Impairment	452,018
Charge for the period	34,809	522,315
Accumulated depreciation, amortisation and impairment [member] | Content platform [member]
Statement Line Items [Line Items]
Balance	1,477,112	1,477,112	1,477,112	1,477,112
Impairment
Charge for the period
Accumulated depreciation, amortisation and impairment [member] | Content development [member]
Statement Line Items [Line Items]
Balance	2,474,019	933,504	$ 2,474,019	$ 483,152
Impairment	1,496,063
Charge for the period	$ 44,452	$ 450,352